Document And Entity Information	12 Months Ended
Dec. 31, 2016 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Entity Registrant Name	Acorn International, Inc.
Entity Central Index Key	0001365742
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ATV
Entity Common Stock, Shares Outstanding	75,406,875
Amendment Description	We filed our Annual Report on Form 20-F for the year ended December 31, 2016 (our “Annual Report”) with the Commission on May 15, 2017. We are amending our Annual Report solely to reflect that the financial statements for the years ended 2014 and 2015 (our “2014 and 2015 financial statements”) appearing in that report are unaudited and to remove the audit report of Deloitte Touche Tomatshu Certified Public Accountants LLP (“Deloitte”) dated May 16, 2016. Our 2014 and 2015 Financial Statements were audited by Deloitte as of the date of their audit report and we are not aware of any misstatement or inaccuracy in those financial statements. Deloitte has not advised us that it is aware of any misstatement or inaccuracy in those financial statements. However, the staff of the Commission has advised us that PCAOB guidelines require Deloitte to conduct certain subsequent events procedures and to grant permission to reprint the financial statements and its audit report (even though the report is dated May 16, 2016 and is not being re-dated) and that, until that work is completed, the staff of the Commission views those financial statements as unaudited. We are engaged in discussions with Deloitte over the terms of engagement for conducting those additional procedures. We will to file a further amendment to our Annual Report with the audit report for our 2014 and 2015 financial statements once those procedures are completed.